NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Apr. 21, 2022	Jul. 31, 2021	May 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2016
Periodic payment principal due on October 31, 2022					$ 20,437
Long-term notes payable				$ 1,092,904
Initial purchase consideration obligation				1,000
Long-term notes payable				720,365	767,160	$ 150,000
Short-term notes payable				1,684,615	1,020,350	$ 372,232
Purchase Agreement [Member]
Debt instrument face amount	$ 4,885,353
Percent of consideration paid	80.10%
Percent of maximum number of common stock	125.00%
Original issue discount percent	15.00%
original issue discount amount				4,053,714
Percent of warrant shares	100.00%
Promossory Note [Member] | New Purchase Agreement [Member]
Debt instrument face amount		$ 1,580,000
Periodic payment principal due on October 31, 2022		$ 250,000
Interest rate		8.00%
Quarterly cash payments		$ 250,000
Minimum payment		$ 50,000
Debt instrument maturity date		Jul. 31, 2024
Current portion of notes payable				1,209,776
Long-term notes payable				69,380
SBA Loan [Member]
Current portion of notes payable				10,234
Long-term notes payable				139,766
Proceed from loan			$ 150,000
Interest rate			3.75%
Monthly installment			$ 731
Debt instrument maturity period			30 years
Seller Notes Payable [Member]
Debt instrument face amount	$ 1,000,000
Periodic payment principal due on October 31, 2022	250,000
Periodic principal amount due on October 31, 2023	500,000
Periodic payment principal due on April 30, 2023	250,000
Issuance of promissory note with a fair value	$ 897,306
Interest expenses period	18 years
Current portion of notes payable				475,075
Long-term notes payable				475,075
Seller 36 months Notes Payable [Member]
Current portion of notes payable				232,743
Long-term notes payable				1,062,538
Unsecured seller note	$ 1,940,423
Fair value of note	$ 1,252,272
Seller Convertiable Notes [Member]
Interest rate	12.50%
Convertible note	$ 976,016
Current portion of notes payable				1,378,111
Fair value of note	$ 1,378,111
Discount rate	20.00%
Debt instrument premium	$ 409,095
Other Debt [Member]
Interest rate							0.00%
Conversion price							$ 0.525
Current portion of notes payable				10,500
Convertible note							$ 10,500
EnergyWyze [Member]
Current portion of notes payable				45,099
Fair value of purchase consideration				339,599
Initial purchase consideration obligation				450,000
Remaining fair value amount of purchase obligation				75,464
Long-term notes payable				30,365
Warrant
Short-term notes payable					60,371
Long-term notes-payable					60,370
Fair value of consideration				339,599	339,599
Balance outstanding				50,000	50,000
Purchase consideration				$ 450,000	$ 450,000